Average Annual Total Returns			12 Months Ended	55 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025 [2]
Stratified LargeCap Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.96%		11.22%	12.13%
Stratified LargeCap Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[3]		12.59%		10.56%
Stratified LargeCap Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[3]		7.93%		8.70%
Stratified LargeCap Hedged ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[4]		9.84%	4.51%
Performance Inception Date	[4]	Jun. 15, 2021
Stratified LargeCap Hedged ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[4]		9.48%	3.94%
Stratified LargeCap Hedged ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[4]		6.08%	3.28%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			17.88% [4]	12.72% [4]	14.42%	14.82%
Syntax Stratified Large Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Syntax Stratified Large Cap Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			13.51%		11.65%	12.41%

[1]	Performance from January 2, 2019 to September 27, 2024, is that of the Predecessor Fund.
[2]	Performance from January 1, 2015, to the Fund’s commencement of operations on January 2, 2019, is that of the 500 Series.
[3]	The 500 Series was an unregistered limited partnership that did not qualify as a registered investment company for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, 10 Years after-tax performance information has not been provided.
[4]	Performance from June 15, 2021 to September 27, 2024 is that of the Predecessor Fund.